Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On January 30, 2018, pursuant to the Initial Public Offering, the Company sold 12,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50.

NOTE 3. INITIAL PUBLIC OFFERING

On January 30, 2018, pursuant to the Initial Public Offering, the Company sold 12,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50.